Consolidated Balance Sheets - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Current Assets:
Cash		$ 2,184,920	$ 1,250,281
Accounts receivable		2,043,994	2,401,056
Advance to suppliers		485,282	3,506,432
Inventories, net		8,341,596	8,198,402
Prepaid expenses and other current assets		1,808,015	1,384,758
Total current assets		17,632,407	26,662,514
Long-term investment		3,726,716	3,888,377
Property and equipment, net		286,329	681,942
Intangible assets, net		511,740	634,655
Right-of-use assets		2,330,048	2,019,300
Other non-current asset		882,604	895,775
Deferred tax assets		477,487	515,364
Total Assets		25,847,331	35,297,927
Current Liabilities:
Short-term bank loan			423,567
Accounts payable		2,305,743	3,765,230
Contract liabilities		2,332,037	2,309,957
Current portion of operating lease liabilities		702,457	942,989
Accrued expenses and other current liabilities		967,405	782,048
Due to related parties		925,100	528,472
Taxes payable		71,162	58,233
Total current liabilities		7,414,162	9,052,373
Non-current portion of operating lease liabilities		1,520,059	1,032,235
Total liabilities		8,934,221	10,084,608
Commitments and contingencies
Stockholders’ Equity
Common stock, $0.0016 par value, 450,000,000 shares authorized, 2,170,475 and 2,170,475 issued and outstanding at December 31, 2024 and 2023, respectively	[1]	3,473	3,473
Preferred stock, $0.0016 par value, 50,000,000 shares authorized, 46,875 issued and outstanding at December 31, 2024 and 2023, respectively	[1]	75	75
Additional paid-in capital		52,687,182	52,687,182
Statutory reserves		394,541	394,541
Accumulated deficit		(34,003,726)	(26,039,567)
Accumulated other comprehensive loss		(2,167,364)	(1,843,970)
Total Jowell Global Ltd. Stockholders’ Equity		16,914,181	25,201,734
Non-controlling interest		(1,071)	11,585
Total Stockholders’ Equity		16,913,110	25,213,319
Total Liabilities and Stockholders’ Equity		25,847,331	35,297,927
Related Party
Current Assets:
Accounts receivable - related parties			47,040
Advance to suppliers - related parties		2,768,600	9,874,545
Current Liabilities:
Accounts payable - related parties		70,258	194,818
Contract liabilities - related parties		40,000	47,059
Due to related parties		$ 925,100	$ 528,472

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s Share Consolidation. (Note 12).